Penn Capital Short Duration High Income Fund
Schedule of Investments
May 31, 2023 (Unaudited)

Corporate Bonds: 96.4%	Principal	Value
Advertising: 2.6%
Match Group Holdings II LLC, 5.000%, 12/15/27(a)	615,000	$578,295
TripAdvisor, Inc., 7.000%, 7/15/25(a)	275,000	275,656
		853,951
Aerospace/Defense: 6.2%
Bombardier, Inc., 7.125%, 6/15/26(a)	155,000	152,004
Howmet Aerospace, Inc., 6.875%, 5/1/25	497,000	508,079
Moog, Inc., 4.250%, 12/15/27(a)	630,000	587,447
Spirit AeroSystems, Inc., 7.500%, 4/15/25(a)	655,000	646,816
TransDigm, Inc., 6.250%, 3/15/26(a)	170,000	168,836
		2,063,182
Air Transportation: 4.7%
Allegiant Travel Co., 8.500%, 2/5/24(a)	324,000	324,000
American Airlines, Inc., 11.750%, 7/15/25(a)	115,000	125,969
American Airlines, Inc., 7.250%, 2/15/28(a)	357,000	349,331
Delta Air Lines, Inc., 7.000%, 5/1/25(a)	263,000	270,166
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25(a)	215,000	217,046
VistaJet Malta Finance PLC, 7.875%, 5/1/27(a)	260,000	234,650
		1,521,162
Auto Loans: 2.0%
Ford Motor Credit Co. LLC, 5.584%, 3/18/24	650,000	647,059
Auto Parts & Equipment: 0.8%
The Goodyear Tire & Rubber Co., 9.500%, 5/31/25	255,000	260,676
Banking: 1.3%
Fifth Third Bancorp, 4.300%, 1/16/24	215,000	210,790
Huntington Bancshares, Inc., 2.625%, 8/6/24	215,000	203,420
		414,210
Building & Construction: 2.3%
Fluor Corp., 3.500%, 12/15/24	215,000	207,481
Meritage Homes Corp., 6.000%, 6/1/25	230,000	230,288
TRI Pointe Group, Inc., 5.875%, 6/15/24	300,000	296,778
		734,547
Cable & Satellite TV: 2.4%
CCO Holdings LLC, 5.125%, 5/1/27(a)	592,000	548,383
DISH Network Corp., 11.750%, 11/15/27(a)	250,000	239,277
		787,660
Chemicals: 5.3%
Avient Corp., 5.750%, 5/15/25(a)	240,000	238,826
NOVA Chemicals Corp., 4.875%, 6/1/24(a)	530,000	517,466
OCI NV, 4.625%, 10/15/25(a)	315,000	299,345
Olin Corp., 5.125%, 9/15/27	705,000	667,532
		1,723,169
Consumer/Commercial/Lease Financing: 5.2%
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/25(a)	237,000	230,177
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/27(a)	100,000	103,043
Navient Corp., 7.250%, 9/25/23	163,000	162,637
Navient Corp., 6.750%, 6/25/25	345,000	333,803
OneMain Finance Corp., 6.125%, 3/15/24	700,000	683,833
SLM Corp., 4.200%, 10/29/25	205,000	187,589
		1,701,082
Department Stores: 0.3%
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	115,000	103,485
Diversified Capital Goods: 0.6%
Regal Rexnord Corp., 6.050%, 2/15/26(a)	180,000	180,391
Electric - Generation: 3.8%
Calpine Corp., 5.250%, 6/1/26(a)	510,000	494,566
NextEra Energy Operating Partners LP, 4.250%, 7/15/24(a)	260,000	255,099
Vistra Operations Co. LLC, 5.500%, 9/1/26(a)	509,000	494,548
		1,244,213
Energy - Exploration & Production: 3.3%
Chesapeake Energy Corp., 5.500%, 2/1/26(a)	175,000	170,162
EQT Corp., 6.125%, 2/1/25	250,000	250,190
PDC Energy, Inc., 5.750%, 5/15/26	164,000	163,500
Range Resources Corp., 4.875%, 5/15/25	195,000	191,155
SM Energy Co., 6.750%, 9/15/26	105,000	101,377
Talos Production, Inc., 12.000%, 1/15/26	85,000	89,462
Vital Energy, Inc., 9.500%, 1/15/25	100,000	98,918
		1,064,764
Food - Wholesale: 1.2%
HLF Financing Sarl LLC, 7.875%, 9/1/25(a)	266,000	244,818
KeHE Distributors LLC, 8.625%, 10/15/26(a)	132,000	132,000
		376,818
Forestry/Paper: 0.8%
Clearwater Paper Corp., 5.375%, 2/1/25(a)	270,000	262,575
Gaming: 3.1%
Caesars Entertainment, Inc., 6.250%, 7/1/25(a)	385,000	383,839
International Game Technology PLC, 6.500%, 2/15/25(a)	199,000	199,746
Las Vegas Sands Corp., 3.200%, 8/8/24	440,000	424,351
		1,007,936
Gas Distribution: 6.0%
Blue Racer Midstream LLC, 7.625%, 12/15/25(a)	255,000	257,800
Buckeye Partners LP, 4.125%, 3/1/25(a)	395,000	375,344
Crestwood Midstream Partners LP, 5.750%, 4/1/25	230,000	225,589
DCP Midstream Operating LP, 5.375%, 7/15/25	255,000	252,188
EQM Midstream Partners LP, 4.000%, 8/1/24	351,000	341,730
Venture Global LNG, Inc., 8.125%, 6/1/28(a)	250,000	251,250
Western Midstream Operating LP, 3.350%, 2/1/25	250,000	238,544
		1,942,445
Health Facilities: 3.9%
HCA, Inc., 5.375%, 2/1/25	465,000	461,765
Select Medical Corp., 6.250%, 8/15/26(a)	682,000	663,161
Tenet Healthcare Corp., 4.625%, 7/15/24	129,000	129,000
		1,253,926
Health Services: 0.3%
Modivcare, Inc., 5.875%, 11/15/25(a)	105,000	97,476
Hotels: 1.8%
Travel + Leisure Co., 6.600%, 10/1/25	325,000	325,887
Travel + Leisure Co., 6.625%, 7/31/26(a)	260,000	257,585
		583,472
Investments & Miscellaneous Financial Services: 0.6%
Oppenheimer Holdings, Inc., 5.500%, 10/1/25	220,000	207,900
Machinery: 0.7%
Hillenbrand, Inc., 5.750%, 6/15/25	235,000	233,003
Media Content: 0.8%
AMC Networks, Inc., 5.000%, 4/1/24	273,000	268,152
Monoline Insurance: 3.2%
NMI Holdings, Inc., 7.375%, 6/1/25(a)	490,000	490,555
Radian Group, Inc., 4.500%, 10/1/24	575,000	557,750
		1,048,305
Multi-Line Insurance: 0.8%
Enact Holdings, Inc., 6.500%, 8/15/25(a)	275,000	270,166
Oil Field Equipment & Services: 1.2%
Oceaneering International, Inc., 4.650%, 11/15/24	226,000	219,936
TechnipFMC PLC, 6.500%, 2/1/26(a)	182,000	180,662
		400,598
Oil Refining & Marketing: 0.8%
Methanex Corp., 4.250%, 12/1/24	255,000	249,040
Packaging: 3.0%
Ball Corp., 5.250%, 7/1/25	235,000	233,743
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	618,000	639,352
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(a)	95,000	94,881
		967,976
Personal & Household Products: 0.8%
Spectrum Brands, Inc., 5.750%, 7/15/25	255,000	253,335
Pharmaceuticals: 3.3%
Elanco Animal Health, Inc., 6.022%, 8/28/23	260,000	258,050
Owens & Minor, Inc., 4.375%, 12/15/24	625,000	604,843
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/24	200,000	198,488
		1,061,381
Real Estate Development & Management: 1.2%
Newmark Group, Inc., 6.125%, 11/15/23	385,000	381,612
Real Estate Investment Trusts (REITs): 5.4%
HAT Holdings I LLC, 6.000%, 4/15/25(a)	345,000	333,779
Park Intermediate Holdings LLC, 7.500%, 6/1/25(a)	252,000	252,000
Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	400,000	396,040
Starwood Property Trust, Inc., 3.750%, 12/31/24(a)	195,000	182,961
VICI Properties LP, 5.625%, 5/1/24(a)	595,000	591,031
		1,755,811
Recreation & Travel: 4.2%
Carnival Corp., 10.500%, 2/1/26(a)	205,000	213,021
NCL Corp Ltd., 8.375%, 2/1/28(a)	159,000	164,448
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(a)	555,000	511,409
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25(a)	270,000	274,809
Vail Resorts, Inc., 6.250%, 5/15/25(a)	215,000	215,537
		1,379,224
Restauarants: 0.6%
Dave & Buster's, Inc., 7.625%, 11/1/25(a)	205,000	207,563
Software/Services: 0.7%
Gen Digital, Inc., 5.000%, 4/15/25(a)	225,000	219,766
Specialty Retail: 2.4%
Abercrombie & Fitch Management Co., 8.750%, 7/15/25(a)	230,000	232,510
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	268,000	284,708
Michael Kors USA, Inc., 4.250%, 11/1/24(a)	260,000	251,225
		768,443
Support - Services: 3.2%
Arrow Bidco LLC, 9.500%, 3/15/24(a)	110,000	110,056
Prime Security Services Borrower LLC, 5.250%, 4/15/24(a)	434,000	429,747
United Rentals North America, Inc., 5.500%, 5/15/27	100,000	98,746
WESCO Distribution, Inc., 7.125%, 6/15/25(a)	408,000	410,987
		1,049,536
Tech Hardware & Equipment: 0.1%
Xerox Corp., 3.800%, 5/15/24	50,000	48,209
Telecom - Satellite: 1.1%
Hughes Satellite Systems Corp., 6.625%, 8/1/26	380,000	350,972
Telecom - Wireline Integrated & Services: 3.2%
Frontier Communications Holdings LLC, 5.875%, 10/15/27(a)	595,000	530,266
Qwest Corp., 7.250%, 9/15/25	630,000	521,919
		1,052,185
Theaters & Entertainment: 0.6%
Cinemark USA, Inc., 8.750%, 5/1/25(a)	69,000	70,207
Live Nation Entertainment, Inc., 4.875%, 11/1/24(a)	135,000	132,593
		202,800
Transport Infrastructure/Services: 0.6%
XPO, Inc., 6.250%, 5/1/25(a)	192,000	189,813
Total Corporate Bonds (cost $32,195,014)		31,389,989

Short-Term Investments: 2.6%	Number of Shares
U.S. Bank Money Market Deposit Account, 3.21%(b)	856,782	856,782
Total Short-Term Investments (cost $856,782)		856,782

Total Investments - 99.0% (cost $33,051,796)		32,246,771
Other Assets and Liabilities 1.0%		309,368
Net Assets: 100.0%		$32,556,139

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of May 31, 2023, the value of these investments was $18,171,318, or 55.8% of total net assets.

(b)	Rate reported is the current yield as of May 31, 2023.

Country Exposure (as a percentage of total investments)
United States	88.6%
Canada	2.8%
Cayman Islands	2.4%
Liberia	1.6%
Netherlands	1.5%
United Kingdom	1.2%
Malta	0.7%
Panama	0.7%
Bermuda	0.5%

The accompanying notes are an integral part of the schedule of investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Prices are determined using quoted prices in active markets for identical securities.
Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of May 31, 2023, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$31,389,989	$-	$31,389,989
Short-Term Investments	856,782	-	-	856,782
Total Investments in Securities	$856,782	$31,389,989	$-	$32,246,771

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.